Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 119	$ 120	$ 92	$ 239	$ 184
Net income (loss) from associated corporations	(35)	(65)	(16)	(100)	(2)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	25	15	18	40	26
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	69	63	77	132	145
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	$ 5	$ 3	$ 5	$ 8	$ 6